PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office computer equipment	9,271	16,251	2,608
Office furniture and equipment	5,456	11,948	1,918
Software	3,452	7,987	1,282
Servers and network equipment	225,793	380,413	61,060
Motor vehicles	906	2,609	419
Leasehold improvements	10,940	19,073	3,062
	255,818	438,281	70,349
Less: Accumulated depreciation	(159,330)	(240,345)	(38,578)
Construction in progress	79	2,745	441
	96,567	200,681	32,212

Depreciation expense was RMB42,691, RMB45,670 and RMB81,609 (US$13,099) for the years ended December 31, 2010, 2011 and 2012, respectively.